GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 95.3%
Brazil – 4.9%
1,130,900	Ambev SA ADR (Food, Beverage & Tobacco)	$ 3,200,447
3,282,750	Banco Bradesco SA (Banks)	11,622,323
4,332,550	Banco Bradesco SA ADR (Banks)	18,586,639
911,500	Banco do Brasil SA (Banks)	5,606,220
47,500	Banco Santander Brasil SA ADR (Banks)(a)	297,825
182,200	Cia de Saneamento do Parana (Utilities)	691,729
4,936,000	Cia Energetica de Minas Gerais ADR (Utilities)(a)	12,438,720
29,800	Cia Energetica de Minas Gerais (Utilities)	104,494
459,600	CPFL Energia SA (Utilities)	2,503,951
223,900	Dexco SA (Materials)	630,366
784,600	Enauta Participacoes SA (Energy)	2,254,759
377,100	Energisa SA (Utilities)	3,099,831
1,326,800	Grendene SA (Consumer Durables & Apparel)	2,266,262
150,500	Itau Unibanco Holding SA (Banks)	626,080
619,700	Marfrig Global Foods SA (Food, Beverage & Tobacco)	2,623,464
628,500	Sao Martinho SA (Food, Beverage & Tobacco)	4,348,523
159,100	Telefonica Brasil SA (Telecommunication Services)	1,488,501
98,300	TIM SA (Telecommunication Services)	245,653
575,500	Transmissora Alianca de Energia Eletrica SA (Utilities)	4,136,803
788,300	Vale SA, Class B ADR (Materials)	11,966,394
529,200	Vibra Energia SA (Retailing)	2,282,194

		91,021,178

Canada – 0.2%
293,704	Atlas Corp. (Transportation)(a)	4,246,960

Chile – 1.0%
200,010	Banco Santander Chile ADR (Banks)	4,016,201
2,204,109	Cencosud SA (Food & Staples Retailing)	4,059,871
136,549	Cia Cervecerias Unidas SA ADR (Food, Beverage & Tobacco)	2,276,272
6,699,020	Cia Sud Americana de Vapores SA (Transportation)	581,451
1,998,533	Falabella SA (Retailing)	7,113,327

		18,047,122

Shares	Description	Value

Common Stocks – (continued)
China – 34.9%
60,265,000	Agricultural Bank of China Ltd., Class H (Banks)	$ 22,929,321
345,100	Alibaba Group Holding Ltd. ADR (Retailing)*	43,410,129
1,868,013	AVIC Electromechanical Systems Co. Ltd., Class A (Capital Goods)	3,579,029
530,900	Bank of China Ltd., Class A (Banks)	257,975
89,942,000	Bank of China Ltd., Class H (Banks)	35,058,756
786,500	Bank of Communications Co. Ltd., Class A (Banks)	587,349
6,442,000	Bank of Communications Co. Ltd., Class H (Banks)	4,320,919
10,942,000	Bosideng International Holdings Ltd. (Consumer Durables & Apparel)	5,333,526
532,500	BYD Co. Ltd., Class H (Automobiles & Components)	15,749,791
17,551,000	CGN Power Co. Ltd., Class H (Utilities)(b)	4,849,333
3,630,000	China BlueChemical Ltd., Class H (Materials)	993,732
13,470,000	China CITIC Bank Corp. Ltd., Class H (Banks)	6,426,465
1,995,000	China Coal Energy Co. Ltd., Class H (Energy)	1,116,525
59,445,000	China Construction Bank Corp., Class H (Banks)	45,615,035
483,000	China Feihe Ltd. (Food, Beverage & Tobacco)(b)	669,806
1,010,000	China Hongqiao Group Ltd. (Materials)	1,141,227
1,465,600	China International Marine Containers Group Co. Ltd., Class H (Capital Goods)	2,643,958
1,019,000	China Medical System Holdings Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,706,347
342,500	China Merchants Bank Co. Ltd., Class H (Banks)	2,862,659
337,452	China Northern Rare Earth Group High-Tech Co. Ltd., Class A (Materials)	2,006,082
354,041	China Petroleum & Chemical Corp., Class A (Energy)	235,323
58,262,000	China Petroleum & Chemical Corp., Class H (Energy)	30,505,398
89,000	China Risun Group Ltd. (Materials)	48,644
5,751,000	China Shenhua Energy Co. Ltd., Class H (Energy)	14,145,433

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
1,576,382	China Yangtze Power Co. Ltd., Class A (Utilities)	$ 5,436,544
6,634,500	China Yongda Automobiles Services Holdings Ltd. (Retailing)	8,488,917
4,526,618	Chongqing Changan Automobile Co. Ltd., Class A (Automobiles & Components)	9,287,162
7,402,000	CITIC Ltd. (Capital Goods)	8,313,230
682,931	COSCO SHIPPING Holdings Co. Ltd., Class A (Transportation)*	1,771,518
266,250	COSCO SHIPPING Holdings Co. Ltd., Class H (Transportation)*	484,370
7,398,000	CSPC Pharmaceutical Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	8,991,454
176,000	Dongfeng Motor Group Co. Ltd., Class H (Automobiles & Components)	155,205
2,599,000	Dongyue Group Ltd. (Materials)	3,180,952
31,500	ENN Energy Holdings Ltd. (Utilities)	501,489
476,573	FAW Jiefang Group Co. Ltd., Class A (Automobiles & Components)	707,523
1,772,000	Geely Automobile Holdings Ltd. (Automobiles & Components)	3,835,951
249,800	GF Securities Co. Ltd., Class H (Diversified Financials)	432,986
249,650	GoerTek, Inc., Class A (Technology Hardware & Equipment)	1,880,885
5,064,500	Great Wall Motor Co. Ltd., Class H (Automobiles & Components)	13,740,442
705,400	Guanghui Energy Co. Ltd., Class A (Energy)*	649,819
210,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H (Pharmaceuticals, Biotechnology & Life Sciences)	536,235
1,288,000	Haitian International Holdings Ltd. (Capital Goods)	3,350,945
1,834,400	Haitong Securities Co. Ltd., Class H (Diversified Financials)	1,650,803
596,282	Hubei Xingfa Chemicals Group Co. Ltd., Class A (Materials)	2,819,908
28,232,000	Industrial & Commercial Bank of China Ltd., Class H (Banks)	17,104,235

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
454,500	Inner Mongolia Yili Industrial Group Co. Ltd., Class A (Food, Beverage & Tobacco)	$ 2,739,130
49,000	JD.com, Inc. ADR (Retailing)*	3,669,120
117,921	JD.com, Inc., Class A (Retailing)*	4,469,373
30,300	JiuGui Liquor Co. Ltd., Class A (Food, Beverage & Tobacco)	779,892
1,969,500	Kingboard Holdings Ltd. (Technology Hardware & Equipment)	9,508,206
15,324,000	Kunlun Energy Co. Ltd. (Utilities)	15,891,721
22,319	Kweichow Moutai Co. Ltd., Class A (Food, Beverage & Tobacco)	6,665,736
151,600	Legend Holdings Corp., Class H (Technology Hardware & Equipment)(b)	210,932
1,876,000	Lenovo Group Ltd. (Technology Hardware & Equipment)	2,033,038
362,100	Li Auto, Inc. ADR (Automobiles & Components)*	9,447,189
878,000	Li Ning Co. Ltd. (Consumer Durables & Apparel)	8,567,526
3,200,000	Lifetech Scientific Corp. (Health Care Equipment & Services)*	1,327,762
988,000	Maanshan Iron & Steel Co. Ltd., Class H (Materials)	387,588
502,700	Meituan, Class B (Retailing)*(b)	14,997,724
251,900	NetEase, Inc. (Media & Entertainment)	5,259,544
63,900	NetEase, Inc. ADR (Media & Entertainment)	6,604,704
4,774,700	PetroChina Co. Ltd., Class A (Energy)	3,794,858
44,246,000	PetroChina Co. Ltd., Class H (Energy)	21,941,233
485,200	Pharmaron Beijing Co. Ltd., Class H (Pharmaceuticals, Biotechnology & Life Sciences)(b)	6,172,668
5,018,000	PICC Property & Casualty Co. Ltd., Class H (Insurance)	4,675,534
3,088,000	Postal Savings Bank of China Co. Ltd., Class H (Banks)(b)	2,572,768
18,800	SG Micro Corp., Class A (Semiconductors & Semiconductor Equipment)	821,903
12,890,448	Shanghai International Port Group Co. Ltd., Class A (Transportation)	11,542,572
3,363,258	Shanxi Meijin Energy Co. Ltd., Class A (Materials)*	7,025,647
5,860,750	Shanxi Taigang Stainless Steel Co. Ltd., Class A (Materials)	6,310,951

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
146,319	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A (Food, Beverage & Tobacco)	$ 6,370,537
18,700	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A (Health Care Equipment & Services)	948,787
13,900	Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)	257,914
1,235,417	Sichuan Swellfun Co. Ltd., Class A (Food, Beverage & Tobacco)	19,369,269
38,000	Silergy Corp. (Semiconductors & Semiconductor Equipment)	5,136,249
58,000	Sinoma Science & Technology Co. Ltd., Class A (Materials)	270,675
382,000	Sinotrans Ltd., Class H (Transportation)	124,357
4,878,000	SITC International Holdings Co. Ltd. (Transportation)	18,592,891
292,000	Sun King Technology Group Ltd. (Capital Goods)*	121,421
729,135	TBEA Co. Ltd., Class A (Capital Goods)	2,180,617
1,193,300	Tencent Holdings Ltd. (Media & Entertainment)	74,774,899
114,100	Tibet Summit Resources Co. Ltd., Class A (Materials)	519,842
141,652	Wanhua Chemical Group Co. Ltd., Class A (Materials)	2,042,951
403,500	Wuxi Biologics Cayman, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*(b)	4,044,186
706,480	Yintai Gold Co. Ltd., Class A (Materials)	924,670
370,066	Zhejiang NHU Co. Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)	1,758,541
2,334,230	Zhejiang Semir Garment Co. Ltd., Class A (Consumer Durables & Apparel)	2,575,369
258,800	Zhejiang Yongtai Technology Co. Ltd., Class A (Materials)*	1,309,912
1,703,000	Zhongsheng Group Holdings Ltd. (Retailing)	13,082,647
27,360	Zhuzhou Kibing Group Co. Ltd., Class A (Capital Goods)	68,848

		651,405,236

Shares	Description	Value

Common Stocks – (continued)
Greece – 0.6%
230,184	Hellenic Telecommunications Organization SA (Telecommunication Services)	$ 4,474,164
292,500	Star Bulk Carriers Corp. (Transportation)	6,505,200

		10,979,364

Hong Kong – 0.2%
5,640,000	Concord New Energy Group Ltd. (Utilities)	545,210
2,171,000	Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,497,237
1,872,000	Skyworth Group Ltd. (Consumer Durables & Apparel)*	1,105,984
200,000	Xinyi Glass Holdings Ltd. (Capital Goods)	530,193

		3,678,624

Hungary – 0.3%
557,588	MOL Hungarian Oil & Gas PLC (Energy)	4,862,433

India – 8.1%
207,445	Adani Ports & Special Economic Zone Ltd. (Transportation)	2,007,849
62,100	Apollo Hospitals Enterprise Ltd. (Health Care Equipment & Services)	3,731,273
475,132	Bharat Electronics Ltd. (Capital Goods)	1,345,046
438,617	Bharat Petroleum Corp. Ltd. (Energy)	2,348,738
807,591	Chambal Fertilisers and Chemicals Ltd. (Materials)	4,706,434
239,345	Cummins India Ltd. (Capital Goods)	3,035,962
66,970	Finolex Industries Ltd. (Materials)	151,539
8,615,733	GAIL India Ltd. (Utilities)	16,800,452
96,052	Gujarat Narmada Valley Fertilizers & Chemicals Ltd. (Materials)	609,592
162,918	Hindustan Zinc Ltd. (Materials)	694,650
336,697	ICICI Bank Ltd. ADR (Banks)	7,316,426
189,588	Indian Energy Exchange Ltd. (Diversified Financials)(b)	603,515
3,183,744	Indian Oil Corp. Ltd. (Energy)	5,386,226
1,606,362	Infosys Ltd. ADR (Software & Services)	37,861,952
2,351,914	ITC Ltd. (Food, Beverage & Tobacco)	6,985,006
37,140	Larsen & Toubro Ltd. (Capital Goods)	957,128
174,814	Mahindra & Mahindra Ltd. (Automobiles & Components)	2,090,924
20,980	Mindtree Ltd. (Software & Services)	1,136,373

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
291,805	NHPC Ltd. (Utilities)	$ 117,884
47,757	Nippon Life India Asset Management Ltd. (Diversified Financials)(b)	220,871
3,932,600	NMDC Ltd. (Materials)	7,401,332
1,657,553	Oil & Natural Gas Corp. Ltd. (Energy)	3,875,850
11,021	Persistent Systems Ltd. (Software & Services)	654,088
1,533,091	Power Finance Corp. Ltd. (Diversified Financials)	2,516,992
1,472,786	Power Grid Corp. of India Ltd. (Utilities)	4,268,572
5,303,379	REC Ltd. (Diversified Financials)	9,897,725
100,470	Redington India Ltd. (Technology Hardware & Equipment)	219,824
15,087	Supreme Industries Ltd. (Materials)	424,581
128,764	Tata Consultancy Services Ltd. (Software & Services)	6,484,022
10,990	Tata Consumer Products Ltd. (Food, Beverage & Tobacco)	107,605
19,040	Tata Elxsi Ltd. (Software & Services)	1,952,362
20,651	Vardhman Textiles Ltd. (Consumer Durables & Apparel)	668,785
554,642	Vedanta Ltd. (Materials)	2,419,401
1,555,455	Wipro Ltd. (Software & Services)	12,009,475

		151,008,454

Indonesia – 1.2%
2,750,300	Astra International Tbk PT (Automobiles & Components)	1,052,615
2,275,700	Bank Mandiri Persero Tbk PT (Banks)	1,192,486
11,588,900	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT (Banks)	1,063,645
39,513,600	Bank Pembangunan Daerah Jawa Timur Tbk PT (Banks)	2,052,069
205,900	Indosat Tbk PT (Telecommunication Services)	82,251
1,040,800	Matahari Department Store Tbk PT (Retailing)	275,133
13,439,300	Mitra Keluarga Karyasehat Tbk PT (Health Care Equipment & Services)	2,361,282
49,629,400	Telkom Indonesia Persero Tbk PT (Telecommunication Services)	14,535,238

		22,614,719

Shares	Description	Value

Common Stocks – (continued)
Mexico – 3.0%
1,209,652	Alfa SAB de CV, Class A (Capital Goods)	$ 880,205
1,341,680	America Movil SAB de CV, Class L ADR (Telecommunication Services)	25,304,085
617,900	Arca Continental SAB de CV (Food, Beverage & Tobacco)	3,654,740
139,464	Coca-Cola Femsa SAB de CV ADR (Food, Beverage & Tobacco)	7,366,489
32,200	El Puerto de Liverpool SAB de CV (Retailing)	147,498
71,646	Fibra Uno Administracion SA de CV REIT (Real Estate)	73,633
203,520	Fomento Economico Mexicano SAB de CV ADR (Food, Beverage & Tobacco)	15,308,774
84,600	Grupo Aeroportuario del Pacifico SAB de CV, Class B (Transportation)*	1,163,147
6,984	Grupo Aeroportuario del Sureste SAB de CV ADR (Transportation)	1,418,869
33,776	Grupo Bimbo SAB de CV, Series A (Food, Beverage & Tobacco)	105,759
69,200	Grupo Financiero Banorte SAB de CV, Class O (Banks)	438,589

		55,861,788

Monaco – 0.0%
18,800	Costamare, Inc. (Transportation)	247,032

Peru – 0.5%
144,900	Southern Copper Corp. (Materials)	9,257,661

Philippines – 0.5%
2,337,020	International Container Terminal Services, Inc. (Transportation)	9,193,103

Poland – 0.4%
5,543	KRUK SA (Diversified Financials)	446,532
76,132	Polski Koncern Naftowy ORLEN SA (Energy)	1,330,595
3,678,956	Polskie Gornictwo Naftowe i Gazownictwo SA (Energy)	4,804,328

		6,581,455

Qatar – 0.2%
435,166	Commercial Bank PSQC (The) (Banks)	854,556

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Qatar – (continued)
468,909	Industries Qatar QSC (Capital Goods)	$ 2,167,464

		3,022,020

Russia – 2.9%
7,508,510	Alrosa PJSC (Materials)	11,045,798
3,240	Beluga Group PJSC (Food, Beverage & Tobacco)	136,152
2,397	Novatek PJSC GDR (Energy)	506,260
258,769	Novolipetsk Steel PJSC GDR (Materials)	7,190,457
90,870	PhosAgro PJSC GDR (Materials)	1,822,885
35,956	Ros Agro PLC GDR (Food, Beverage & Tobacco)	513,456
6,842,350	Sberbank of Russia PJSC (Banks)	23,580,254
509,764	Severstal PAO GDR (Materials)	10,051,594
137,040	VTB Bank PJSC GDR (Banks)	156,960

		55,003,816

Saudi Arabia – 1.5%
102,657	Al Rajhi Bank (Banks)	4,076,776
507,298	Alinma Bank (Banks)	4,067,330
20,668	Banque Saudi Fransi (Banks)	289,871
655,276	Riyad Bank (Banks)	5,938,160
63,863	SABIC Agri-Nutrients Co. (Materials)	2,895,395
206,954	Sahara International Petrochemical Co. (Materials)	2,393,937
83,645	Saudi Arabian Mining Co. (Materials)*	2,061,406
135,633	Saudi Basic Industries Corp. (Materials)	4,540,115
122,505	Saudi Industrial Investment Group (Materials)	1,120,260

		27,383,250

South Africa – 1.5%
123,632	Absa Group Ltd. (Banks)	1,366,467
35,426	Anglo American Platinum Ltd. (Materials)	4,292,365
170,480	Barloworld Ltd. (Capital Goods)	1,475,423
801,646	Coronation Fund Managers Ltd. (Diversified Financials)	2,665,199
52,752	Distell Group Holdings Ltd. (Food, Beverage & Tobacco)*	580,494
2,155,195	FirstRand Ltd. (Diversified Financials)	8,687,810
27,019	Kumba Iron Ore Ltd. (Materials)	963,964
1,409,001	Momentum Metropolitan Holdings (Insurance)	1,844,043

Shares	Description	Value

Common Stocks – (continued)
South Africa – (continued)
26,492	Motus Holdings Ltd. (Retailing)	$ 201,663
35,295	Northam Platinum Holdings Ltd. (Materials)*	466,069
564,930	Standard Bank Group Ltd. (Banks)	5,513,826
309,318	Vukile Property Fund Ltd. REIT (Real Estate)	238,076

		28,295,399

South Korea – 13.8%
18,318	AfreecaTV Co. Ltd. (Media & Entertainment)*	2,403,067
626,177	BNK Financial Group, Inc. (Banks)*	4,223,280
29,202	Dentium Co. Ltd. (Health Care Equipment & Services)*	1,378,378
663,359	DGB Financial Group, Inc. (Banks)*	5,128,959
2,768	DI Dong Il Corp. (Consumer Durables & Apparel)*	516,531
7,703	Dongwha Enterprise Co. Ltd. (Materials)*	450,453
3,046	Foosung Co. Ltd. (Materials)*	49,726
604,092	Hana Financial Group, Inc. (Banks)	22,761,216
17,881	Hana Materials, Inc. (Semiconductors & Semiconductor Equipment)	848,075
21,337	Handsome Co. Ltd. (Consumer Durables & Apparel)*	602,689
20,679	Hyosung TNC Corp. (Materials)*	7,345,778
3,732	Hyundai Engineering & Construction Co. Ltd. (Capital Goods)*	133,651
167,475	Industrial Bank of Korea (Banks)	1,454,069
539,518	JB Financial Group Co. Ltd. (Banks)*	3,680,022
49,257	Kakao Corp. (Media & Entertainment)	3,557,917
472,763	KB Financial Group, Inc. (Banks)	23,429,992
448,168	Kia Corp. (Automobiles & Components)	31,248,848
16,853	Korea Investment Holdings Co. Ltd. (Diversified Financials)*	1,033,416
2,064	Korea Zinc Co. Ltd. (Materials)*	877,980
3,578	KT&G Corp. (Food, Beverage & Tobacco)	231,124
28,656	KTB Investment & Securities Co. Ltd. (Diversified Financials)*	119,350
7,164	LEENO Industrial, Inc. (Semiconductors & Semiconductor Equipment)*	1,111,675
38,610	LF Corp. (Consumer Durables & Apparel)*	509,152
9,299	LG Corp. (Capital Goods)*	575,064
47,648	LOTTE Fine Chemical Co. Ltd. (Materials)	2,739,328

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
81,195	Meritz Financial Group, Inc. (Diversified Financials)*	$ 2,942,530
983,730	Mirae Asset Securities Co. Ltd. (Diversified Financials)	7,046,665
18,095	MK Electron Co. Ltd. (Semiconductors & Semiconductor Equipment)	235,263
327,852	NH Investment & Securities Co. Ltd. (Diversified Financials)*	3,143,576
182,478	Pan Ocean Co. Ltd. (Transportation)*	761,651
1,398	Samsung C&T Corp. (Capital Goods)	126,474
1,607,318	Samsung Electronics Co. Ltd. (Technology Hardware & Equipment)	99,973,718
17,450	Samsung SDI Co. Ltd. (Technology Hardware & Equipment)	8,660,153
150,627	SK Square Co. Ltd. (Semiconductors & Semiconductor Equipment)*	6,872,240
74,819	SK Telecom Co. Ltd. (Telecommunication Services)	3,561,021
766,081	TK Chemical Corp. (Consumer Durables & Apparel)*	3,389,293
47,417	Tongyang Life Insurance Co. Ltd. (Insurance)*	236,593
26,399	Unid Co. Ltd. (Materials)	1,849,778
60,650	Value Added Technology Co. Ltd. (Health Care Equipment & Services)	1,676,784
88,656	Woori Financial Group, Inc. (Banks)	1,090,679
61,982	Yuanta Securities Korea Co. Ltd. (Diversified Financials)*	181,680

		258,157,838

Taiwan – 15.6%
1,611,000	Ardentec Corp. (Semiconductors & Semiconductor Equipment)	3,097,633
2,753,000	Brighton-Best International Taiwan, Inc. (Capital Goods)	3,909,517
342,000	Capital Securities Corp. (Diversified Financials)	201,756
5,313,000	Cathay Financial Holding Co. Ltd. (Insurance)	12,323,758
365,000	Chailease Holding Co. Ltd. (Diversified Financials)	3,347,904
396,000	China Motor Corp. (Automobiles & Components)	878,825

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
1,803,000	Elite Semiconductor Microelectronics Technology, Inc. (Semiconductors & Semiconductor Equipment)	$ 9,572,362
16,000	eMemory Technology, Inc. (Semiconductors & Semiconductor Equipment)	934,081
1,923,000	Evergreen Marine Corp. Taiwan Ltd. (Transportation)	8,158,774
165,000	Faraday Technology Corp. (Semiconductors & Semiconductor Equipment)	1,240,410
386,000	FocalTech Systems Co. Ltd. (Semiconductors & Semiconductor Equipment)	2,106,368
3,438,400	Fubon Financial Holding Co. Ltd. (Insurance)	9,488,314
132,000	Global Mixed Mode Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,125,660
1,088,000	Greatek Electronics, Inc. (Semiconductors & Semiconductor Equipment)	2,918,369
85,000	Holtek Semiconductor, Inc. (Semiconductors & Semiconductor Equipment)	316,686
59,000	International Games System Co. Ltd. (Media & Entertainment)	1,524,520
257,000	King’s Town Bank Co. Ltd. (Banks)	378,198
620,000	Kinsus Interconnect Technology Corp. (Semiconductors & Semiconductor Equipment)	4,688,482
1,054,000	Lite-On Technology Corp. (Technology Hardware & Equipment)	2,434,325
2,096,000	Nan Ya Plastics Corp. (Materials)	6,618,636
294,000	Nan Ya Printed Circuit Board Corp. (Technology Hardware & Equipment)	5,162,738
892,000	Nantex Industry Co. Ltd. (Materials)	2,701,280
888,000	Novatek Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	15,616,589
73,000	O-TA Precision Industry Co. Ltd. (Consumer Durables & Apparel)	386,925
864,840	President Securities Corp. (Diversified Financials)	700,894

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
149,000	Realtek Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	$ 2,890,621
393,000	Sesoda Corp. (Materials)	451,068
897,000	SinoPac Financial Holdings Co. Ltd. (Banks)	536,688
741,000	Sitronix Technology Corp. (Semiconductors & Semiconductor Equipment)	7,784,614
393,000	Taiwan Fertilizer Co. Ltd. (Materials)	955,433
31,000	Taiwan Mobile Co. Ltd. (Telecommunication Services)	111,427
4,207,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	97,274,226
68,000	TXC Corp. (Technology Hardware & Equipment)	232,967
3,857,000	Unimicron Technology Corp. (Technology Hardware & Equipment)	28,914,939
8,052,000	United Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	16,823,039
5,166,500	Wan Hai Lines Ltd. (Transportation)	28,321,697
1,537,000	Wisdom Marine Lines Co. Ltd. (Transportation)	4,175,685
26,000	Yang Ming Marine Transport Corp. (Transportation)*	96,302
2,421,000	Yuanta Financial Holding Co. Ltd. (Diversified Financials)	2,225,939

		290,627,649

Thailand – 3.1%
369,100	Advanced Info Service PCL (Telecommunication Services)	2,451,763
1,825,700	Bangkok Chain Hospital PCL (Health Care Equipment & Services)	1,025,397
442,600	Bangkok Dusit Medical Services PCL, Class F (Health Care Equipment & Services)	298,926
38,713,800	Chularat Hospital PCL, Class F (Health Care Equipment & Services)	3,837,079
734,700	Kiatnakin Phatra Bank PCL (Banks)	1,541,701
8,294,000	Precious Shipping PCL (Transportation)	3,949,858
1,252,000	PTT Exploration & Production PCL (Energy)	4,913,874
9,809,900	PTT Global Chemical PCL (Materials)	16,823,422

Shares	Description		Value

Common Stocks – (continued)
Thailand – (continued)
3,491,000	Regional Container Lines PCL (Transportation)		$ 4,435,044
4,780,900	Siam Commercial Bank PCL (The) (Banks)		18,173,699
2,346,100	SPCG PCL (Utilities)		1,317,677

			58,768,440

Turkey – 0.5%
160,647	Coca-Cola Icecek AS (Food, Beverage & Tobacco)		1,381,761
364,315	Enka Insaat ve Sanayi AS (Capital Goods)		429,601
69,356	Ford Otomotiv Sanayi AS (Automobiles & Components)		1,291,289
7,793,747	Turk Telekomunikasyon AS (Telecommunication Services)		5,605,307

			8,707,958

United Arab Emirates – 0.0%
41,709	First Abu Dhabi Bank PJSC (Banks)		227,108

United States – 0.4%
1,202,500	JBS SA (Food, Beverage & Tobacco)		7,946,314

TOTAL COMMON STOCKS
(Cost $1,674,583,035)			$1,777,144,921

Shares	Description	Rate	Value

Preferred Stocks – 1.5%
Brazil – 0.7%
10,000	Braskem SA, Class A (Materials)	14.52%	$ 92,597
335,800	Cia de Saneamento do Parana (Utilities)	5.64	253,584
471,900	Cia de Transmissao de Energia Eletrica Paulista (Utilities)	14.87	2,147,060
1,866,900	Cia Paranaense de Energia (Utilities)	18.19	2,524,311
434,360	Unipar Carbocloro SA, Class B (Materials)	15.99	7,680,911

			12,698,463

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Description	Rate	Value

Preferred Stocks – (continued)
South Korea – 0.8%
284,543	Mirae Asset Securities Co. Ltd. (Diversified Financials)	6.70%	$ 1,041,233
214,025	Samsung Electronics Co. Ltd. (Technology Hardware & Equipment)	2.15	12,038,323
8,303	Samsung SDI Co. Ltd. (Technology Hardware & Equipment)	0.34	2,162,827

			15,242,383

TOTAL PREFERRED STOCKS
(Cost $20,943,399)			$ 27,940,846

Shares		Dividend Rate	Value

Investment Company – 0.4%(c)
7,881,445	Goldman Sachs Financial Square Government Fund – Institutional Shares	0.026%	$ 7,881,445
(Cost $7,881,445)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $1,703,407,879)			$1,812,967,212

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.5%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
9,752,600	0.026%	$ 9,752,600
(Cost $9,752,600)

TOTAL INVESTMENTS – 97.7%
(Cost $1,713,160,479)		$1,822,719,812

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.3%		42,982,027

NET ASSETS – 100.0%		$1,865,701,839

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
MSCI Emerging Markets E-Mini Index	479	03/18/22	$29,080,567	$253,393

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 96.0%
Australia – 6.7%
50,279	ASX Ltd. (Diversified Financials)	$ 2,981,975
1,166,640	Aurizon Holdings Ltd. (Transportation)	2,918,766
995,523	Australia & New Zealand Banking Group Ltd. (Banks)	18,814,241
835,758	BHP Group Ltd. (Materials)*	26,380,544
151,853	Brambles Ltd. (Commercial & Professional Services)	1,043,237
251,787	Charter Hall Group REIT (Real Estate)	3,015,869
161,614	Commonwealth Bank of Australia (Banks)	10,778,001
37,190	CSL Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	6,889,177
183,517	Endeavour Group Ltd. (Food & Staples Retailing)	819,700
1,947,434	Glencore PLC (Materials)*	10,145,388
73,762	Goodman Group REIT (Real Estate)	1,217,938
31,671	Macquarie Group Ltd. (Diversified Financials)	4,139,765
395,788	Mineral Resources Ltd. (Materials)	15,728,995
48,156	National Australia Bank Ltd. (Banks)	929,192
108,467	Premier Investments Ltd. (Retailing)	2,225,506
226,777	Rio Tinto PLC ADR (Materials)	16,191,878
289,319	Sonic Healthcare Ltd. (Health Care Equipment & Services)	7,791,448
5,430,041	Telstra Corp. Ltd. (Telecommunication Services)	15,095,095
1,810,802	Treasury Wine Estates Ltd. (Food, Beverage & Tobacco)	13,610,416
221,713	Woolworths Group Ltd. (Food & Staples Retailing)	5,408,571

		166,125,702

Austria – 0.2%
12,077	BAWAG Group AG (Banks)*(a)	724,803
88,190	Erste Group Bank AG (Banks)	4,122,052
28,748	Raiffeisen Bank International AG (Banks)	808,028

		5,654,883

Belgium – 0.1%
17,499	Anheuser-Busch InBev SA/NV (Food, Beverage & Tobacco)	1,103,157
9,435	D’ieteren Group (Retailing)	1,643,900

		2,747,057

Shares	Description	Value

Common Stocks – (continued)
Brazil – 0.2%
92,562	Yara International ASA (Materials)	$ 4,752,860

China – 0.1%
2,029,800	Chow Tai Fook Jewellery Group Ltd. (Retailing)*	3,566,306

Denmark – 3.0%
1,794	AP Moller – Maersk A/S, Class A (Transportation)	6,010,357
6,173	AP Moller – Maersk A/S, Class B (Transportation)	22,174,315
13,775	Carlsberg AS, Class B (Food, Beverage & Tobacco)	2,230,595
354,715	Novo Nordisk A/S, Class B (Pharmaceuticals, Biotechnology & Life Sciences)	35,282,900
85,832	Pandora A/S (Consumer Durables & Apparel)	9,333,349

		75,031,516

Finland – 2.2%
43,966	Fortum OYJ (Utilities)	1,196,743
524,018	Kesko OYJ, Class B (Food & Staples Retailing)	16,550,161
1,108,024	Nokia OYJ (Technology Hardware & Equipment)*	6,607,843
1,705,478	Nordea Bank Abp (Banks)	20,257,137
111,632	Nordea Bank Abp (Banks)	1,331,924
149,491	Sampo OYJ, Class A (Insurance)	7,419,665

		53,363,473

France – 10.7%
82,442	Arkema SA (Materials)	12,190,548
85,267	AXA SA (Insurance)	2,700,491
18,861	Capgemini SE (Software & Services)	4,240,261
296,324	Cie de Saint-Gobain (Capital Goods)	20,051,502
16,140	Cie Generale des Etablissements Michelin (Automobiles & Components)	2,700,608
384,428	Dassault Systemes SE (Software & Services)	18,590,318
12,466	Eiffage SA (Capital Goods)	1,309,843
435,295	Electricite de France SA (Utilities)	4,186,758
13,719	Gecina SA REIT (Real Estate)	1,861,563

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
France – (continued)
8,234	Hermes International (Consumer Durables & Apparel)	$ 12,362,685
32,249	Kering SA (Consumer Durables & Apparel)	24,082,434
120,756	Legrand SA (Capital Goods)	12,289,715
11,149	L’Oreal SA (Household & Personal Products)	4,762,260
50,410	LVMH Moet Hennessy Louis Vuitton SE (Consumer Durables & Apparel)	41,405,650
4,921	Nexans SA (Capital Goods)	444,683
91,682	Pernod Ricard SA (Food, Beverage & Tobacco)	19,610,729
269,861	Publicis Groupe SA (Media & Entertainment)	18,286,033
3,209	Remy Cointreau SA (Food, Beverage & Tobacco)	669,183
240,200	Renault SA (Automobiles & Components)*	9,546,132
753,892	Rexel SA (Capital Goods)*	16,803,967
34,555	Sartorius Stedim Biotech (Pharmaceuticals, Biotechnology & Life Sciences)	15,152,763
561,173	Societe Generale SA (Banks)	20,830,928
1,574	Trigano SA (Automobiles & Components)	298,215

		264,377,269

Germany – 11.0%
5,660	adidas AG (Consumer Durables & Apparel)	1,553,202
47,623	Allianz SE (Registered) (Insurance)	12,227,336
134,694	Bayerische Motoren Werke AG (Automobiles & Components)	14,256,411
202,481	Brenntag SE (Capital Goods)	17,347,815
230,463	Covestro AG (Materials)(a)	13,826,172
13,101	Daimler Truck Holding AG (Capital Goods)*	461,861
522,654	Deutsche Bank AG (Registered) (Diversified Financials)*	7,277,186
480,126	Deutsche Post AG (Registered) (Transportation)	28,894,282
987,927	Deutsche Telekom AG (Registered) (Telecommunication Services)	18,651,064
40,148	DWS Group GmbH & Co. KGaA (Diversified Financials)(a)	1,616,115
1,660,290	E.ON SE (Utilities)	22,899,518
70,816	Gerresheimer AG (Pharmaceuticals, Biotechnology & Life Sciences)	6,355,073
1,068	Hapag-Lloyd AG (Transportation)(a)	318,822
21,477	HeidelbergCement AG (Materials)	1,494,554

Shares	Description	Value

Common Stocks – (continued)
Germany – (continued)
17,596	HUGO BOSS AG (Consumer Durables & Apparel)	$ 1,114,681
425,744	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	17,680,198
254,785	Mercedes-Benz Group AG (Automobiles & Components)	20,330,247
110,849	Merck KGaA (Pharmaceuticals, Biotechnology & Life Sciences)	24,308,999
19,710	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered) (Insurance)	6,239,891
89,618	Rheinmetall AG (Capital Goods)	9,369,547
460,638	RWE AG (Utilities)	19,430,760
109,103	SAP SE (Software & Services)	13,688,194
193,324	Siemens Healthineers AG (Health Care Equipment & Services)(a)	12,423,443
5,668	Wacker Chemie AG (Materials)	827,189

		272,592,560

Hong Kong – 1.2%
1,992,600	AIA Group Ltd. (Insurance)	20,802,370
224,200	Link REIT (Real Estate)	1,924,873
482,000	Sun Hung Kai Properties Ltd. (Real Estate)	5,880,648

		28,607,891

Israel – 0.2%
256,249	Plus500 Ltd. (Diversified Financials)	5,088,102

Italy – 1.5%
276,308	Azimut Holding SpA (Diversified Financials)	7,432,423
113,118	BFF Bank SpA (Diversified Financials)(a)	864,894
131,473	Davide Campari-Milano NV (Food, Beverage & Tobacco)	1,650,683
41,355	Ferrari NV (Automobiles & Components)	9,531,199
173,199	Moncler SpA (Consumer Durables & Apparel)	11,115,839
9,078	Recordati Industria Chimica e Farmaceutica SpA (Pharmaceuticals, Biotechnology & Life Sciences)	508,554
29,259	Reply SpA (Software & Services)	4,916,994

		36,020,586

Japan – 24.9%
752,200	Acom Co. Ltd. (Diversified Financials)	2,111,122

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
48,500	AGC, Inc. (Capital Goods)	$ 2,225,927
1,471,100	Amada Co. Ltd. (Capital Goods)	14,242,459
652,000	Canon, Inc. (Technology Hardware & Equipment)	15,420,278
294,600	Casio Computer Co. Ltd. (Consumer Durables & Apparel)	3,684,537
13,000	Central Japan Railway Co. (Transportation)	1,705,738
197,900	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	6,427,749
465,300	Daiwa House Industry Co. Ltd. (Real Estate)	13,578,930
2,003,000	Daiwa Securities Group, Inc. (Diversified Financials)	12,069,476
226,800	ENEOS Holdings, Inc. (Energy)	903,260
55,500	Hamamatsu Photonics KK (Technology Hardware & Equipment)	2,839,453
92,600	Hino Motors Ltd. (Capital Goods)	804,917
122,600	Hoya Corp. (Health Care Equipment & Services)	15,897,339
53,000	Ibiden Co. Ltd. (Technology Hardware & Equipment)	2,961,660
105,700	Iida Group Holdings Co. Ltd. (Consumer Durables & Apparel)	2,199,050
772,200	Isuzu Motors Ltd. (Automobiles & Components)	9,459,452
78,400	J Front Retailing Co. Ltd. (Retailing)	703,349
1,448	Japan Metropolitan Fund Invest REIT (Real Estate)	1,220,248
2,128,600	Japan Post Holdings Co. Ltd. (Insurance)*	18,168,745
322,500	Kao Corp. (Household & Personal Products)	16,115,834
41,800	KDDI Corp. (Telecommunication Services)	1,335,456
188,200	Konami Holdings Corp. (Media & Entertainment)	10,145,829
245,100	Kyocera Corp. (Technology Hardware & Equipment)	15,115,640
567,400	Mazda Motor Corp. (Automobiles & Components)*	4,371,108
161,300	Mitsubishi Gas Chemical Co., Inc. (Materials)	3,089,752
3,067,800	Mitsubishi HC Capital, Inc. (Diversified Financials)	15,844,210
160,200	Mitsui & Co. Ltd. (Capital Goods)	3,994,648
224,000	Mitsui Fudosan Co. Ltd. (Real Estate)	4,801,966
179,500	Mitsui OSK Lines Ltd. (Transportation)	13,900,925

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
259,300	Mizuho Financial Group, Inc. (Banks)	$ 3,512,480
42,300	MS&AD Insurance Group Holdings, Inc. (Insurance)	1,450,871
368,500	NEC Corp. (Software & Services)	14,376,399
210,000	Nexon Co. Ltd. (Media & Entertainment)	3,958,843
945,700	NGK Insulators Ltd. (Capital Goods)	15,980,181
539,100	Nikon Corp. (Consumer Durables & Apparel)	5,626,571
192,100	NIPPON EXPRESS HOLDINGS, Inc. (Transportation)	11,384,566
460,900	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	13,189,913
82,000	Nippon Yusen KK (Transportation)	6,428,258
1,810,700	Nissan Motor Co. Ltd. (Automobiles & Components)*	9,583,296
167,200	Nitto Denko Corp. (Materials)	13,018,131
1,563,100	Nomura Holdings, Inc. (Diversified Financials)	6,905,070
1,019	Nomura Real Estate Master Fund, Inc. REIT (Real Estate)	1,413,795
864,000	NTT Data Corp. (Software & Services)	16,563,517
337,600	Oji Holdings Corp. (Materials)	1,797,071
930,400	ORIX Corp. (Diversified Financials)	19,191,477
85,200	Osaka Gas Co. Ltd. (Utilities)	1,448,945
4,100	PHC Holdings Corp. (Health Care Equipment & Services)*	55,009
1,436,400	Ricoh Co. Ltd. (Technology Hardware & Equipment)	12,129,560
29,300	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	2,468,149
191,600	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	2,175,460
16,100	Sawai Group Holdings Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	609,412
58,600	SBI Holdings, Inc. (Diversified Financials)	1,511,634
50,600	SCREEN Holdings Co. Ltd. (Semiconductors & Semiconductor Equipment)	5,078,013
833,600	Sekisui House Ltd. (Consumer Durables & Apparel)	16,888,872
34,600	Shin-Etsu Chemical Co. Ltd. (Materials)	5,788,905

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
60,500	Shinko Electric Industries Co. Ltd. (Semiconductors & Semiconductor Equipment)	$ 2,784,109
710,900	Showa Denko KK (Materials)	14,768,084
341,000	SoftBank Group Corp. (Telecommunication Services)	15,106,144
316,100	Sompo Holdings, Inc. (Insurance)	14,791,416
1,295,400	Sumitomo Corp. (Capital Goods)	20,020,944
539,500	Sumitomo Dainippon Pharma Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	5,872,046
497,700	Sumitomo Forestry Co. Ltd. (Consumer Durables & Apparel)	8,762,309
27,600	Sumitomo Heavy Industries Ltd. (Capital Goods)	724,844
348,600	Suntory Beverage & Food Ltd. (Food, Beverage & Tobacco)	13,385,789
600,000	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	17,389,919
60,900	TIS, Inc. (Software & Services)	1,601,710
211,000	Tohoku Electric Power Co., Inc. (Utilities)	1,486,260
233,900	Tokio Marine Holdings, Inc. (Insurance)	13,957,677
872,900	Tokyo Gas Co. Ltd. (Utilities)	17,625,377
192,900	Tokyo Seimitsu Co. Ltd. (Semiconductors & Semiconductor Equipment)	8,182,124
303,200	TOPPAN, Inc. (Commercial & Professional Services)	5,767,484
784,000	Tosoh Corp. (Materials)	12,266,852
334,500	Toyota Motor Corp. (Automobiles & Components)	6,610,783
383,500	Toyota Tsusho Corp. (Capital Goods)	15,552,267
15,700	Ulvac, Inc. (Semiconductors & Semiconductor Equipment)	798,841
59,400	Ushio, Inc. (Capital Goods)	923,101
317,700	Yamaha Motor Co. Ltd. (Automobiles & Components)	7,565,558

		613,817,093

Luxembourg – 0.7%
177,621	Eurofins Scientific SE (Pharmaceuticals, Biotechnology & Life Sciences)	17,833,660

Shares	Description	Value

Common Stocks – (continued)
Netherlands – 6.4%
54,034	ASM International NV (Semiconductors & Semiconductor Equipment)	$ 18,565,034
100,250	ASML Holding NV (Semiconductors & Semiconductor Equipment)	67,898,778
30,665	ASR Nederland NV (Insurance)	1,425,788
49,522	BE Semiconductor Industries NV (Semiconductors & Semiconductor Equipment)	4,152,340
104,420	Flow Traders (Diversified Financials)(a)	4,049,956
662,453	Koninklijke Ahold Delhaize NV (Food & Staples Retailing)	21,479,789
81,607	OCI NV (Materials)*	2,233,412
32,678	Randstad NV (Commercial & Professional Services)	2,125,825
807,854	Shell PLC (Energy)*	20,484,168
95,124	Shell PLC ADR (Energy)*	4,889,374
188,109	Signify NV (Capital Goods)(a)	9,963,938

		157,268,402

New Zealand – 0.0%
149,768	Fletcher Building Ltd. (Capital Goods)	636,975

Norway – 1.6%
396,938	Aker BP ASA (Energy)	13,753,596
58,981	Equinor ASA (Energy)	1,625,978
516,965	Golden Ocean Group Ltd. (Transportation)	4,709,987
129,603	Nordic Semiconductor ASA (Semiconductors & Semiconductor Equipment)*	3,840,127
2,160,969	Norsk Hydro ASA (Materials)	16,607,722

		40,537,410

Portugal – 0.4%
898,780	Galp Energia SGPS SA (Energy)	9,910,207

Singapore – 0.4%
1,018,900	Oversea-Chinese Banking Corp. Ltd. (Banks)	9,484,198

South Africa – 1.2%
662,813	Anglo American PLC (Materials)	29,220,455

Spain – 0.9%
64,875	Acerinox SA (Materials)	826,717

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Spain – (continued)
1,480,367	Bankinter SA (Banks)	$ 8,681,184
312,796	Grifols SA (Pharmaceuticals, Biotechnology & Life Sciences)	5,515,949
140,842	Industria de Diseno Textil SA (Retailing)	4,271,654
104,660	Red Electrica Corp. SA (Utilities)	2,109,761
54,463	Repsol SA (Energy)	692,095

		22,097,360

Sweden – 6.3%
45,343	Assa Abloy AB, Class B (Capital Goods)	1,241,587
39,719	Boliden AB (Materials)	1,608,324
388,295	Getinge AB, Class B (Health Care Equipment & Services)	15,180,617
80,139	Husqvarna AB, Class B (Capital Goods)	1,114,250
122,743	Industrivarden AB, Class A (Diversified Financials)	3,880,145
430,386	Investor AB, Class A (Diversified Financials)	9,790,976
712,060	Investor AB, Class B (Diversified Financials)	15,460,199
457,703	Lundin Energy AB (Energy)	18,613,816
371,426	Sandvik AB (Capital Goods)	9,781,333
711,805	SSAB AB, Class B (Materials)*	3,706,065
39,829	Svenska Cellulosa AB SCA, Class B (Materials)	693,568
736,501	Svenska Handelsbanken AB, Class A (Banks)	7,849,304
854,554	Swedbank AB, Class A (Banks)	16,730,637
1,242,265	Swedish Match AB (Food, Beverage & Tobacco)	9,611,755
1,826,668	Telefonaktiebolaget LM Ericsson, Class B (Technology Hardware & Equipment)	22,807,963
802,839	Volvo AB, Class B (Capital Goods)	18,117,206

		156,187,745

Switzerland – 6.2%
697,829	ABB Ltd. (Registered) (Capital Goods)	24,194,985
56,195	Adecco Group AG (Registered) (Commercial & Professional Services)	2,676,750
6,362	Bachem Holding AG (Registered), Class B (Pharmaceuticals, Biotechnology & Life Sciences)	3,795,007
9,331	Baloise Holding AG (Registered) (Insurance)	1,634,573
7,271	Cie Financiere Richemont SA (Registered), Class A (Consumer Durables & Apparel)	1,056,723

Shares	Description	Value

Common Stocks – (continued)
Switzerland – (continued)
27,301	Galenica AG (Health Care Equipment & Services)(a)	$ 1,928,104
59,324	Kuehne + Nagel International AG (Registered) (Transportation)	16,752,330
32,463	Lonza Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	22,381,351
24,650	Nestle SA (Registered) (Food, Beverage & Tobacco)	3,183,261
18,719	PSP Swiss Property AG (Registered) (Real Estate)	2,269,755
57,973	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	22,435,515
1,792	Sonova Holding AG (Registered) (Health Care Equipment & Services)	638,382
16,732	Swatch Group AG (The) – Bearer (Consumer Durables & Apparel)	4,881,095
4,581	Swiss Life Holding AG (Registered) (Insurance)	2,948,378
30,393	Tecan Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	14,777,452
1,417,109	UBS Group AG (Registered) (Diversified Financials)	26,286,740

		151,840,401

United Kingdom – 7.4%
182,597	3i Group PLC (Diversified Financials)	3,400,653
3,245,186	Aviva PLC (Insurance)	19,159,594
20,695	Berkeley Group Holdings PLC (Consumer Durables & Apparel)	1,181,064
748,543	British American Tobacco PLC (Food, Beverage & Tobacco)	31,959,057
908,500	CK Hutchison Holdings Ltd. (Capital Goods)	6,457,004
30,493	DCC PLC (Capital Goods)	2,563,961
465,985	Diageo PLC (Food, Beverage & Tobacco)	23,514,261
130,612	GlaxoSmithKline PLC ADR (Pharmaceuticals, Biotechnology & Life Sciences)	5,854,030
129,482	IG Group Holdings PLC (Diversified Financials)	1,425,446
843,330	Imperial Brands PLC (Food, Beverage & Tobacco)	19,995,245

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
120,877	InterContinental Hotels Group PLC (Consumer Services)*	$ 7,986,764
29,533	Intertek Group PLC (Commercial & Professional Services)	2,143,225
4,498,997	ITV PLC (Media & Entertainment)*	6,881,894
643,335	JD Sports Fashion PLC (Retailing)	1,649,620
354,874	M&G PLC (Diversified Financials)	1,038,617
803,635	Man Group PLC (Diversified Financials)	2,099,358
1,387,910	Melrose Industries PLC (Capital Goods)	2,827,198
151,700	Next PLC (Retailing)	15,456,076
195,626	Persimmon PLC (Consumer Durables & Apparel)	6,373,401
35,798	Prudential PLC (Insurance)	603,402
80,123	Spectris PLC (Technology Hardware & Equipment)	3,656,310
366,418	SSE PLC (Utilities)	7,883,869
3,298,165	Taylor Wimpey PLC (Consumer Durables & Apparel)	6,766,382
29,538	Vodafone Group PLC ADR (Telecommunication Services)	517,210

		181,393,641

United States – 2.5%
71,578	Reliance Worldwide Corp. Ltd. (Capital Goods)	264,338
173,256	Schneider Electric SE (Capital Goods)	29,348,780
1,172,522	Stellantis NV (Automobiles & Components)	22,640,086
94,572	Swiss Re AG (Insurance)	10,304,365

		62,557,569

TOTAL COMMON STOCKS (Cost $2,169,952,544)		$2,370,713,321

Shares	Description	Rate	Value

Preferred Stocks – 1.3%
Germany – 1.3%
109,001	Henkel AG & Co. KGaA (Household & Personal Products)	2.61%	$ 8,915,027
2,606	Sartorius AG (Health Care Equipment & Services)	0.15	1,406,920

Shares	Description	Rate	Value

Preferred Stocks – (continued)
Germany – (continued)
100,484	Volkswagen AG (Automobiles & Components)	2.66%	$ 20,928,023

TOTAL PREFERRED STOCKS (Cost $35,443,922)			$ 31,249,970

TOTAL INVESTMENTS – 97.3% (Cost $2,205,396,466)			$2,401,963,291

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.7%			67,709,601

NET ASSETS – 100.0%			$2,469,672,892

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
EURO STOXX 50 Index	264	03/18/22	$12,491,265	$(148,505)
FTSE 100 Index	47	03/18/22	4,458,666	137,078
Hang Seng Index	7	02/25/22	1,088,825	(16,212)
MSCI Singapore Index	15	02/25/22	370,464	633
SPI 200 Index	15	03/17/22	1,951,278	(115,448)
TOPIX Index	37	03/10/22	6,341,585	(151,466)

Total Futures Contracts				$(293,920)

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 97.9%
Australia – 9.4%
159,408	ALS Ltd. (Commercial & Professional Services)	$ 1,338,212
3,418,373	Alumina Ltd. (Materials)	4,619,160
20,211,944	AMP Ltd. (Diversified Financials)*	12,598,705
28,519	ARB Corp. Ltd. (Automobiles & Components)	939,672
27,152	AUB Group Ltd. (Insurance)	448,391
267,775	Aussie Broadband Ltd. (Telecommunication Services)*	804,930
35,117	Australian Ethical Investment Ltd. (Diversified Financials)	231,608
1,999,689	Bega Cheese Ltd. (Food, Beverage & Tobacco)	7,241,049
1,141,354	Bendigo & Adelaide Bank Ltd. (Banks)	6,971,224
438,317	BWP Trust REIT (Real Estate)	1,236,264
3,888,255	Centuria Capital Group (Real Estate)	8,262,913
4,713,112	Centuria Industrial REIT (Real Estate)	12,743,948
3,066,533	Charter Hall Group REIT (Real Estate)	36,730,495
841,799	Charter Hall Long Wale REIT (Real Estate)	2,879,595
833,972	Charter Hall Retail REIT (Real Estate)	2,379,684
920,708	Charter Hall Social Infrastructure REIT (Real Estate)	2,499,789
824,830	CSR Ltd. (Materials)	3,285,765
1,320,875	Data#3 Ltd. (Software & Services)	5,177,271
1,189,585	Downer EDI Ltd. (Commercial & Professional Services)	4,601,588
41,084	Elders Ltd. (Food, Beverage & Tobacco)	317,694
33,017	Flight Centre Travel Group Ltd. (Consumer Services)*	391,656
659,312	Genworth Mortgage Insurance Australia Ltd. (Banks)	1,139,764
1,309,172	GrainCorp Ltd., Class A (Food & Staples Retailing)	6,762,892
121,294	Growthpoint Properties Australia Ltd. REIT (Real Estate)	338,935
1,093,307	IGO Ltd. (Materials)	9,250,482
4,921,274	Iluka Resources Ltd. (Materials)	36,594,257
2,313,112	Incitec Pivot Ltd. (Materials)	5,416,093
1,369,991	Ingenia Communities Group REIT (Real Estate)	5,357,622
4,662,949	Inghams Group Ltd. (Food, Beverage & Tobacco)	10,855,687
198,113	Kelsian Group Ltd. (Transportation)	988,887
63,477	Lovisa Holdings Ltd. (Retailing)	800,572

Shares	Description	Value

Common Stocks – (continued)
Australia – (continued)
2,517,091	Metcash Ltd. (Food & Staples Retailing)	$ 7,064,204
1,032,373	Mineral Resources Ltd. (Materials)	41,027,494
81,519	Nick Scali Ltd. (Retailing)	786,655
651,779	OZ Minerals Ltd. (Materials)	11,306,499
566,104	Perpetual Ltd. (Diversified Financials)	13,230,914
1,225,431	Pinnacle Investment Management Group Ltd. (Diversified Financials)	9,891,276
988,321	Premier Investments Ltd. (Retailing)	20,278,190
209,706	Pro Medicus Ltd. (Health Care Equipment & Services)	6,772,232
194,876	Qube Holdings Ltd. (Transportation)	402,160
5,432,373	Sandfire Resources Ltd. (Materials)	26,104,641
53,441	Super Retail Group Ltd. (Retailing)	441,991
3,077,857	Uniti Group Ltd. (Telecommunication Services)*	9,193,501
296,811	Western Areas Ltd. (Materials)*	730,484
330,283	Worley Ltd. (Energy)	2,721,417

		343,156,462

Austria – 0.6%
374,607	BAWAG Group AG (Banks)*(a)	22,482,102

Belgium – 1.9%
263,048	Bekaert SA (Materials)	12,246,664
195,619	D’ieteren Group (Retailing)	34,083,541
69,228	Melexis NV (Semiconductors & Semiconductor Equipment)	7,258,755
378,025	Warehouses De Pauw CVA REIT (Real Estate)	16,263,152

		69,852,112

China – 0.3%
454,000	VSTECS Holdings Ltd. (Technology Hardware & Equipment)	449,741
10,274,110	Yanlord Land Group Ltd. (Real Estate)	8,783,624

		9,233,365

Denmark – 2.1%
104,640	Chemometec A/S (Pharmaceuticals, Biotechnology & Life Sciences)	10,849,035
233,000	D/S Norden A/S (Transportation)	5,303,476
197,803	Dfds A/S (Transportation)*	9,656,020
301,416	Jyske Bank A/S (Registered) (Banks)*	17,754,087

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Denmark – (continued)
80,854	Royal Unibrew A/S (Food, Beverage & Tobacco)	$ 9,295,416
285,348	Scandinavian Tobacco Group A/S (Food, Beverage & Tobacco)(a)	6,151,295
440,701	Sydbank AS (Banks)	15,555,660
27,848	Topdanmark AS (Insurance)	1,592,720

		76,157,709

Finland – 1.3%
77,031	Metso Outotec OYJ (Capital Goods)	826,127
52,080	Neles OYJ (Capital Goods)	731,969
272,204	Nokian Renkaat OYJ (Automobiles & Components)	9,203,207
505,843	TietoEVRY OYJ (Software & Services)	15,052,142
681,582	Tokmanni Group Corp. (Retailing)	14,261,617
337,438	Uponor OYJ (Capital Goods)	7,487,430

		47,562,492

France – 3.5%
12,351	Alten SA (Software & Services)	2,014,525
1,090,916	Coface SA (Insurance)	14,432,761
947,278	Derichebourg SA (Commercial & Professional Services)*	11,912,782
33,013	Eramet SA (Materials)*	3,421,778
170,461	Eutelsat Communications SA (Media & Entertainment)	2,113,682
40,377	ICADE REIT (Real Estate)	2,915,482
110,071	IPSOS (Media & Entertainment)	5,029,491
65,875	Mercialys SA REIT (Real Estate)	730,257
2,570	Mersen SA (Capital Goods)	107,185
242,011	Nexans SA (Capital Goods)	21,869,147
311,055	Nexity SA (Real Estate)	13,024,415
1,201,430	Rexel SA (Capital Goods)*	26,779,419
122,854	Rubis SCA (Utilities)	3,977,128
232,543	SCOR SE (Insurance)	7,932,644
3,349	Sopra Steria Group SACA (Software & Services)	588,798
43,364	Trigano SA (Automobiles & Components)	8,215,873
14,898	Verallia SA (Materials)(a)	467,274
2,402	Virbac SA (Pharmaceuticals, Biotechnology & Life Sciences)	966,309

		126,498,950

Shares	Description	Value

Common Stocks – (continued)
Georgia – 0.0%
6,808	Bank of Georgia Group PLC (Banks)	$ 134,411

Germany – 5.8%
9,679	1&1 AG (Telecommunication Services)	257,625
47,266	Aurubis AG (Materials)	4,927,161
466,419	Deutsche Pfandbriefbank AG (Banks)(a)	5,755,579
162,836	Deutz AG (Capital Goods)*	1,115,691
125,246	ElringKlinger AG (Automobiles & Components)*	1,490,117
371,741	Gerresheimer AG (Pharmaceuticals, Biotechnology & Life Sciences)(b)	33,360,275
599,828	HUGO BOSS AG (Consumer Durables & Apparel)	37,998,238
1,477,087	K+S AG (Registered) (Materials)*	28,199,865
2,043,036	Kloeckner & Co SE (Capital Goods)*	23,074,533
46,194	Krones AG (Capital Goods)	4,587,510
559,595	METRO AG (Food & Staples Retailing)	5,712,210
170,493	ProSiebenSat.1 Media SE (Media & Entertainment)	2,666,671
362,693	Rheinmetall AG (Capital Goods)	37,919,494
82,865	SGL Carbon SE (Capital Goods)*	578,424
820,130	TUI AG (Consumer Services)*(b)	2,826,730
4,942	Varta AG (Capital Goods)(b)	538,481
133,354	Wacker Chemie AG (Materials)	19,461,701
7,123	Wacker Neuson SE (Capital Goods)	178,942

		210,649,247

Guernsey – 0.0%
874,960	BMO Commercial Property Trust Ltd. REIT (Real Estate)	1,348,537

Hong Kong – 2.0%
2,892,800	ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)	28,942,350
1,373,600	Bank of East Asia Ltd. (The) (Banks)	2,344,336
2,816,000	Fortune Real Estate Investment Trust REIT (Real Estate)	2,904,120
1,891,000	Hang Lung Group Ltd. (Real Estate)	4,208,477
149,000	Hysan Development Co. Ltd. (Real Estate)	456,724
3,472,000	K Wah International Holdings Ltd. (Real Estate)	1,359,347
1,338,500	Kerry Properties Ltd. (Real Estate)	3,781,082

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Hong Kong – (continued)
197,500	LK Technology Holdings Ltd. (Capital Goods)(b)	$ 302,240
1,229,000	Luk Fook Holdings International Ltd. (Retailing)	3,239,351
52,835,000	Pacific Basin Shipping Ltd. (Transportation)	22,552,933
599,000	Sun Hung Kai & Co. Ltd. (Diversified Financials)	321,392
5,132,000	United Laboratories International Holdings Ltd. (The) (Pharmaceuticals, Biotechnology & Life Sciences)	2,918,739

		73,331,091

Indonesia – 0.0%
727,600	Golden Agri-Resources Ltd. (Food, Beverage & Tobacco)	132,950

Ireland – 0.0%
754,819	Hibernia REIT PLC REIT (Real Estate)	1,075,266

Israel – 0.8%
304,434	Bezeq The Israeli Telecommunication Corp. Ltd. (Telecommunication Services)*	524,063
1,328,076	Plus500 Ltd. (Diversified Financials)	26,370,390

		26,894,453

Italy – 3.2%
2,206,418	A2A SpA (Utilities)	4,191,278
42,952	ACEA SpA (Utilities)	868,080
1,122,370	Azimut Holding SpA (Diversified Financials)	30,190,689
321,742	Banca IFIS SpA (Diversified Financials)	6,457,166
1,623,738	Banco BPM SpA (Banks)	5,062,099
2,203,037	BFF Bank SpA (Diversified Financials)(a)	16,844,304
171,975	Biesse SpA (Capital Goods)*	4,461,893
82,139	ERG SpA (Utilities)	2,395,172
2,101,953	Hera SpA (Utilities)	8,738,617
950,256	Iren SpA (Utilities)	2,858,754
90,568	Maire Tecnimont SpA (Capital Goods)	432,540
172,015	Reply SpA (Software & Services)	28,907,233
991,073	Unipol Gruppo SpA (Insurance)	5,575,516

		116,983,341

Japan – 29.6%
1,455	Activia Properties, Inc. REIT (Real Estate)	4,924,958
19,700	ADEKA Corp. (Materials)	427,430

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
1,073	Advance Residence Investment Corp. REIT (Real Estate)	$ 3,156,157
3,591,900	Amada Co. Ltd. (Capital Goods)	34,774,991
34,600	Anritsu Corp. (Technology Hardware & Equipment)	477,788
931,400	Aozora Bank Ltd. (Banks)	20,940,589
783,100	Autobacs Seven Co. Ltd. (Retailing)	9,496,188
73,200	Avex, Inc. (Media & Entertainment)	820,521
147,400	Bell System24 Holdings, Inc. (Software & Services)	1,820,364
147,700	Benesse Holdings, Inc. (Consumer Services)	2,880,478
19,900	BML, Inc. (Health Care Equipment & Services)	604,832
237,900	Casio Computer Co. Ltd. (Consumer Durables & Apparel)	2,975,395
101,800	Central Glass Co. Ltd. (Capital Goods)	1,888,722
6,043,600	Citizen Watch Co. Ltd. (Technology Hardware & Equipment)	25,869,189
548,000	Coca-Cola Bottlers Japan Holdings, Inc. (Food, Beverage & Tobacco)	6,428,238
43,400	Cosmo Energy Holdings Co. Ltd. (Energy)	872,506
45,100	Credit Saison Co. Ltd. (Diversified Financials)	503,420
337,300	Daicel Corp. (Materials)	2,488,057
22,600	Daido Steel Co. Ltd. (Materials)	873,340
75,700	Daiseki Co. Ltd. (Commercial & Professional Services)	3,032,585
1,585	Daiwa Office Investment Corp. REIT (Real Estate)	9,931,140
418	Daiwa Securities Living Investments Corp. REIT (Real Estate)	409,031
182,900	DeNA Co. Ltd. (Media & Entertainment)	2,844,120
504,700	Dexerials Corp. (Technology Hardware & Equipment)	13,878,084
392,600	DIC Corp. (Materials)	10,072,270
56,900	Digital Garage, Inc. (Software & Services)	2,012,995
144,800	Doshisha Co. Ltd. (Retailing)	1,917,510
27,400	Doutor Nichires Holdings Co. Ltd. (Consumer Services)	381,664
140,700	DTS Corp. (Software & Services)	3,002,413
24,000	Eagle Industry Co. Ltd. (Automobiles & Components)	230,110

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
16,200	Eizo Corp. (Technology Hardware & Equipment)	$ 557,193
56,500	Ezaki Glico Co. Ltd. (Food, Beverage & Tobacco)	1,831,859
205,100	Ferrotec Holdings Corp. (Semiconductors & Semiconductor Equipment)	5,118,205
612,900	Financial Products Group Co. Ltd. (Diversified Financials)	3,528,158
51	Frontier Real Estate Investment Corp. REIT (Real Estate)	215,209
627,000	Fuji Corp. (Capital Goods)	14,473,068
42,800	Fuji Oil Holdings, Inc. (Food, Beverage & Tobacco)	866,001
104,000	Future Corp. (Software & Services)	1,334,297
6,235	Global One Real Estate Investment Corp. REIT (Real Estate)	6,142,654
1,840,100	Gunma Bank Ltd. (The) (Banks)	6,045,954
51,900	Gunze Ltd. (Consumer Durables & Apparel)	1,804,298
226,500	H2O Retailing Corp. (Retailing)	1,566,979
51,600	Hanwa Co. Ltd. (Capital Goods)	1,417,058
307,200	Haseko Corp. (Consumer Durables & Apparel)	3,900,692
66,500	Hazama Ando Corp. (Capital Goods)	508,864
49,100	Heiwa Real Estate Co. Ltd. (Real Estate)	1,677,266
562	Heiwa Real Estate REIT, Inc. REIT (Real Estate)	691,338
45,800	Hisamitsu Pharmaceutical Co., Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	1,395,428
22,000	Hosiden Corp. (Technology Hardware & Equipment)	219,542
644,500	IDOM, Inc. (Retailing)	3,716,521
180,900	Inabata & Co. Ltd. (Capital Goods)	2,725,854
69,800	Isetan Mitsukoshi Holdings Ltd. (Retailing)	548,689
2,724,100	J Front Retailing Co. Ltd. (Retailing)	24,438,690
134,600	JAC Recruitment Co. Ltd. (Commercial & Professional Services)	2,340,197
378,700	Japan Aviation Electronics Industry Ltd. (Technology Hardware & Equipment)	6,052,413
3,127	Japan Excellent, Inc. REIT (Real Estate)	3,596,224
29,900	Japan Lifeline Co. Ltd. (Health Care Equipment & Services)	261,754
346	Japan Logistics Fund, Inc. REIT (Real Estate)	959,053

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
347,500	Japan Petroleum Exploration Co. Ltd. (Energy)	$ 8,305,252
2,875	Japan Prime Realty Investment Corp. REIT (Real Estate)	9,391,885
196,000	JGC Holdings Corp. (Capital Goods)	1,925,948
63,500	Kadokawa Corp. (Media & Entertainment)	1,318,523
259,700	Kamigumi Co. Ltd. (Transportation)	5,018,310
281,700	Kaneka Corp. (Materials)	9,176,359
990,200	Kanematsu Corp. (Capital Goods)	10,771,785
13,400	Kanematsu Electronics Ltd. (Software & Services)	442,061
1,948	Kenedix Office Investment Corp. REIT (Real Estate)	11,827,891
2,723	Kenedix Retail REIT Corp. REIT (Real Estate)	6,373,733
93,500	Kewpie Corp. (Food, Beverage & Tobacco)	1,928,870
32,500	Koa Corp. (Technology Hardware & Equipment)	413,653
18,000	Kumagai Gumi Co. Ltd. (Capital Goods)	458,815
38,100	KYB Corp. (Automobiles & Components)*	991,861
146,400	Kyokuto Kaihatsu Kogyo Co. Ltd. (Capital Goods)	1,864,931
625,900	Kyushu Electric Power Co., Inc. (Utilities)	4,637,783
107,000	Lintec Corp. (Materials)	2,485,386
458,000	Macnica Fuji Electronics Holdings, Inc. (Technology Hardware & Equipment)	10,133,247
370,100	Makino Milling Machine Co. Ltd. (Capital Goods)	12,785,198
80,600	Mandom Corp. (Household & Personal Products)	966,460
890,400	Marui Group Co. Ltd. (Retailing)	17,179,215
18,500	Matsuda Sangyo Co. Ltd. (Commercial & Professional Services)	379,480
425,800	Maxell Ltd. (Technology Hardware & Equipment)	4,567,013
28,100	Meitec Corp. (Commercial & Professional Services)	1,646,229
221,600	Mitsubishi Logistics Corp. (Transportation)	5,349,116
369,500	Mitsubishi Motors Corp. (Automobiles & Components)*	1,054,999
134,100	Mitsubishi Research Institute, Inc. (Software & Services)	4,361,377
234,900	Mitsui OSK Lines Ltd. (Transportation)	18,191,238

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
7,500	Mizuno Corp. (Consumer Durables & Apparel)	$ 144,397
883	Mori Trust Sogo REIT, Inc. REIT (Real Estate)	1,069,694
170,600	Nachi-Fujikoshi Corp. (Capital Goods)	6,373,942
1,208,900	NEC Networks & System Integration Corp. (Software & Services)	17,444,749
643,800	NGK Spark Plug Co. Ltd. (Automobiles & Components)	10,944,547
298,700	Nichias Corp. (Capital Goods)	6,780,753
59,700	Nihon Unisys Ltd. (Software & Services)	1,570,577
436,200	Nikkon Holdings Co. Ltd. (Transportation)	8,217,149
2,827,600	Nikon Corp. (Consumer Durables & Apparel)	29,511,577
259,100	Nippon Electric Glass Co. Ltd. (Technology Hardware & Equipment)	6,472,404
306,820	Nippon Light Metal Holdings Co. Ltd. (Materials)	4,701,627
6,783	NIPPON REIT Investment Corp. REIT (Real Estate)	22,855,705
210,100	Nippon Shokubai Co. Ltd. (Materials)	9,894,088
25,700	Nippon Steel Trading Corp. (Capital Goods)	1,160,020
688,900	Nippon Suisan Kaisha Ltd. (Food, Beverage & Tobacco)	3,227,761
20,000	Nishimatsu Construction Co. Ltd. (Capital Goods)	664,278
195,500	Nisshin Oillio Group Ltd. (The) (Food, Beverage & Tobacco)	5,118,974
940,400	NOK Corp. (Automobiles & Components)	10,054,684
404,800	NS United Kaiun Kaisha Ltd. (Transportation)	10,770,427
436,900	Okamura Corp. (Commercial & Professional Services)	4,618,958
383,200	OKUMA Corp. (Capital Goods)	16,716,473
5,700	Okumura Corp. (Capital Goods)	162,731
880,200	Orient Corp. (Diversified Financials)	940,734
228,500	Paramount Bed Holdings Co. Ltd. (Health Care Equipment & Services)	3,802,412
602,700	Relo Group, Inc. (Real Estate)	10,876,663
342,600	Resorttrust, Inc. (Consumer Services)	5,484,909
1,729,300	Round One Corp. (Consumer Services)	21,098,584
70,400	S Foods, Inc. (Food, Beverage & Tobacco)	2,162,500
309,100	Sankyo Co. Ltd. (Consumer Durables & Apparel)	7,958,626

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
195,900	Sankyu, Inc. (Transportation)	$ 7,087,218
202,200	Sato Holdings Corp. (Commercial & Professional Services)	3,565,992
358,500	Sawai Group Holdings Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	13,569,833
64,300	SCREEN Holdings Co. Ltd. (Semiconductors & Semiconductor Equipment)	6,452,890
1,537,000	Seino Holdings Co. Ltd. (Transportation)	15,249,280
1,742	Sekisui House REIT, Inc. REIT (Real Estate)	1,186,506
1,338,000	Senko Group Holdings Co. Ltd. (Transportation)	10,744,061
926,400	Shikoku Electric Power Co., Inc. (Utilities)	6,439,818
232,100	Shimamura Co. Ltd. (Retailing)	21,236,257
64,600	Shin-Etsu Polymer Co. Ltd. (Materials)	619,035
76,600	Shinko Electric Industries Co. Ltd. (Semiconductors & Semiconductor Equipment)	3,525,004
4,300	Shochiku Co. Ltd. (Media & Entertainment)*	445,171
1,736,600	Showa Denko KK (Materials)	36,075,756
4,086,600	SKY Perfect JSAT Holdings, Inc. (Media & Entertainment)	15,380,707
530,700	Sodick Co. Ltd. (Capital Goods)	3,701,384
412	SOSiLA Logistics REIT, Inc. REIT (Real Estate)	576,673
14,155	Star Asia Investment Corp. REIT (Real Estate)	7,449,258
335,000	Star Micronics Co. Ltd. (Capital Goods)	4,248,410
71,500	Starts Corp., Inc. (Real Estate)	1,556,736
1,961,600	Sumitomo Forestry Co. Ltd. (Consumer Durables & Apparel)	34,535,151
625,500	Sumitomo Heavy Industries Ltd. (Capital Goods)	16,427,173
392,500	Sumitomo Warehouse Co. Ltd. (The) (Transportation)	7,048,572
187,100	Takara Holdings, Inc. (Food, Beverage & Tobacco)	1,814,798
9,547	Takara Leben Real Estate Investment Corp. REIT (Real Estate)	9,653,605
2,129,000	Takashimaya Co. Ltd. (Retailing)	20,217,976
36,000	Takeuchi Manufacturing Co. Ltd. (Capital Goods)	899,805

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
101,100	Tama Home Co. Ltd. (Consumer Durables & Apparel)	$ 2,059,978
566,200	Toho Gas Co. Ltd. (Utilities)	15,474,676
210,900	Tohoku Electric Power Co., Inc. (Utilities)	1,485,555
755,600	Tokyo Seimitsu Co. Ltd. (Semiconductors & Semiconductor Equipment)	32,049,832
462,900	Tokyo Tatemono Co. Ltd. (Real Estate)	6,900,199
440,800	Tokyotokeiba Co. Ltd. (Consumer Services)	16,159,034
223,300	Tokyu Fudosan Holdings Corp. (Real Estate)	1,223,279
718,100	Toyo Seikan Group Holdings Ltd. (Materials)	8,747,056
261,600	Toyo Tanso Co. Ltd. (Capital Goods)	6,726,432
32,100	Toyo Tire Corp. (Automobiles & Components)	453,869
110,500	Toyota Boshoku Corp. (Automobiles & Components)	1,958,660
723,200	TS Tech Co. Ltd. (Automobiles & Components)	9,529,228
125,500	Tsubakimoto Chain Co. (Capital Goods)	3,514,624
705,000	Tsugami Corp. (Capital Goods)	8,183,176
455,800	TV Asahi Holdings Corp. (Media & Entertainment)	5,928,114
251,800	UACJ Corp. (Materials)*	5,796,361
188,700	Ulvac, Inc. (Semiconductors & Semiconductor Equipment)	9,601,354
5,502	United Urban Investment Corp. REIT (Real Estate)	6,500,915
1,790,500	Ushio, Inc. (Capital Goods)	27,825,136
215,800	Yellow Hat Ltd. (Retailing)	2,992,069
26,300	Yokohama Rubber Co. Ltd. (The) (Automobiles & Components)	383,417

		1,075,815,137

Netherlands – 4.5%
90,243	Aalberts NV (Capital Goods)	5,516,568
41,103	Arcadis NV (Capital Goods)	1,799,288
424,301	ASR Nederland NV (Insurance)	19,728,135
423,519	BE Semiconductor Industries NV (Semiconductors & Semiconductor Equipment)	35,511,389
540,797	Flow Traders (Diversified Financials)(a)	20,974,948
1,202,358	Koninklijke BAM Groep NV (Capital Goods)*	4,014,626
980,685	OCI NV (Materials)*	26,839,291

Shares	Description	Value

Common Stocks – (continued)
Netherlands – (continued)
880,669	Signify NV (Capital Goods)(a)	$ 46,648,120
40,319	TKH Group NV (Capital Goods)	2,326,569
22,936	Van Lanschot Kempen NV (Diversified Financials)	577,784

		163,936,718

New Zealand – 0.5%
218,216	Contact Energy Ltd. (Utilities)	1,131,175
3,795,137	Fletcher Building Ltd. (Capital Goods)	16,141,017

		17,272,192

Norway – 3.6%
997,163	Aker Solutions ASA (Energy)*	2,608,311
3,651,720	DNO ASA (Energy)	5,361,736
999,147	Elkem ASA (Materials)*(a)	3,644,315
1,829,610	Europris ASA (Retailing)(a)	13,665,624
3,328,317	Golden Ocean Group Ltd. (Transportation)	30,323,775
116,081	Kongsberg Gruppen ASA (Capital Goods)	3,517,962
5,110,482	MPC Container Ships AS (Transportation)*	17,351,264
1,195,642	Nordic Semiconductor ASA (Semiconductors & Semiconductor Equipment)*	35,426,777
149,909	Selvaag Bolig ASA (Real Estate)	882,307
243,248	SpareBank 1 SMN (Banks)	4,028,423
358,259	SpareBank 1 SR-Bank ASA (Banks)	5,353,260
334,908	Veidekke ASA (Capital Goods)	5,005,918
497,519	Wallenius Wilhelmsen ASA (Transportation)*	2,687,296

		129,856,968

Portugal – 0.4%
12,285,599	Sonae SGPS SA (Food & Staples Retailing)	14,116,193

Singapore – 0.1%
817,400	AIMS APAC REIT (Real Estate)	842,603
2,602,300	ComfortDelGro Corp. Ltd. (Transportation)	2,627,623
420,500	Frasers Logistics & Commercial Trust REIT (Real Estate)	427,795

		3,898,021

Spain – 2.8%
597,160	Acerinox SA (Materials)	7,609,751
394,489	Applus Services SA (Commercial & Professional Services)	3,465,736

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Spain – (continued)
7,265,591	Banco de Sabadell SA (Banks)*	$ 5,650,847
5,355,871	Bankinter SA (Banks)	31,407,957
63,850	Befesa SA (Commercial & Professional Services)*(a)	4,507,627
1,021,108	Cia de Distribucion Integral Logista Holdings SA (Transportation)	20,659,077
124,471	Fluidra SA (Capital Goods)	3,963,421
378,475	Gestamp Automocion SA (Automobiles & Components)(a)	1,705,080
432,183	Indra Sistemas SA (Software & Services)*	4,403,605
69,618	Laboratorios Farmaceuticos Rovi SA (Pharmaceuticals, Biotechnology & Life Sciences)	5,115,089
508,170	Mediaset Espana Comunicacion SA (Media & Entertainment)*	2,379,498
492,200	Merlin Properties Socimi SA REIT (Real Estate)	5,564,065
107,482	Viscofan SA (Food, Beverage & Tobacco)	6,514,500

		102,946,253

Sweden – 5.4%
235,600	AddTech AB, Class B (Capital Goods)	4,358,329
2,303,237	Arjo AB, Class B (Health Care Equipment & Services)	23,018,397
95,343	Axfood AB (Food & Staples Retailing)	2,428,714
481,553	BillerudKorsnas AB (Materials)	7,656,683
679,982	Biotage AB (Pharmaceuticals, Biotechnology & Life Sciences)	13,884,418
718,849	Bonava AB, Class B (Consumer Durables & Apparel)	6,221,203
289,766	Bravida Holding AB (Commercial & Professional Services)(a)	3,467,187
1,686,268	Hexpol AB (Materials)	20,120,092
7,348	HMS Networks AB (Technology Hardware & Equipment)	383,761
4,727	Indutrade AB (Capital Goods)	117,597
819,555	Inwido AB (Capital Goods)	14,341,575
324,986	Lindab International AB (Capital Goods)	9,434,766
420,522	Mekonomen AB (Retailing)*	6,207,259
159,792	MIPS AB (Consumer Durables & Apparel)	15,887,114
288,886	NCC AB, Class B (Capital Goods)	4,775,797
454,662	New Wave Group AB, Class B (Consumer Durables & Apparel)	6,918,782
95,708	Ratos AB, Class B (Diversified Financials)	502,394

Shares	Description	Value

Common Stocks – (continued)
Sweden – (continued)
1,353,038	SSAB AB, Class A (Materials)*	$ 8,010,502
5,427,163	SSAB AB, Class B (Materials)*	28,256,924
8,444	Thule Group AB (Consumer Durables & Apparel)(a)	407,562
699,767	Trelleborg AB, Class B (Capital Goods)	17,619,365
184,866	Wihlborgs Fastigheter AB (Real Estate)	3,822,077

		197,840,498

Switzerland – 5.4%
11,258	ALSO Holding AG (Registered) (Technology Hardware & Equipment)*	3,168,232
2,032,622	Aryzta AG (Food, Beverage & Tobacco)*	2,333,410
4,108	BKW AG (Utilities)	490,068
34,708	Bossard Holding AG (Registered), Class A (Capital Goods)	10,881,800
41,469	Bucher Industries AG (Registered) (Capital Goods)	19,093,787
59,948	Comet Holding AG (Registered) (Technology Hardware & Equipment)	19,124,407
61,685	DKSH Holding AG (Commercial & Professional Services)	4,945,803
108,192	Galenica AG (Health Care Equipment & Services)(a)	7,640,946
6,322	Georg Fischer AG (Registered) (Capital Goods)	9,244,772
171,851	Huber + Suhner AG (Registered) (Capital Goods)	15,645,690
312,395	PSP Swiss Property AG (Registered) (Real Estate)	37,879,163
5,396	SFS Group AG (Capital Goods)	787,266
9,811	Siegfried Holding AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)*	7,943,216
20,823	Stadler Rail AG (Capital Goods)(b)	990,896
71,497	Swissquote Group Holding SA (Registered) (Diversified Financials)	12,162,806
63,631	Tecan Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	30,938,179
16,884	u-blox Holding AG (Semiconductors & Semiconductor Equipment)*	1,203,954
107,176	Zehnder Group AG (Capital Goods)	9,810,034

		194,284,429

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Ukraine – 0.4%
4,384,080	Ferrexpo PLC (Materials)	$ 14,398,147

United Kingdom – 13.5%
62,003	Babcock International Group PLC (Capital Goods)*	253,978
125,130	Balfour Beatty PLC (Capital Goods)	428,938
550,040	Bellway PLC (Consumer Durables & Apparel)	21,165,076
55,392	Brewin Dolphin Holdings PLC (Diversified Financials)	245,946
427,032	Britvic PLC (Food, Beverage & Tobacco)	5,240,859
625,169	Capital & Counties Properties PLC REIT (Real Estate)	1,454,118
2,147,117	Capricorn Energy PLC (Energy)*(b)	5,986,269
680,816	Central Asia Metals PLC (Materials)	2,032,698
10,792,038	Centrica PLC (Utilities)*	10,611,445
191,242	CMC Markets PLC (Diversified Financials)(a)	591,563
355,626	Computacenter PLC (Software & Services)	12,805,746
760,601	Crest Nicholson Holdings PLC (Consumer Durables & Apparel)	3,283,614
51,709	Derwent London PLC REIT (Real Estate)	2,389,301
204,322	Diploma PLC (Capital Goods)	7,668,836
278,538	Drax Group PLC (Utilities)	2,269,269
68,841	Electrocomponents PLC (Capital Goods)	1,042,311
15,171	Euromoney Institutional Investor PLC (Media & Entertainment)	188,153
136,069	Fevertree Drinks PLC (Food, Beverage & Tobacco)	3,903,374
2,173,604	Halfords Group PLC (Retailing)	9,559,128
2,580,612	IG Group Holdings PLC (Diversified Financials)	28,409,533
788,537	IMI PLC (Capital Goods)	17,618,126
2,813,647	Inchcape PLC (Retailing)	32,084,641
59,600	Intermediate Capital Group PLC (Diversified Financials)	1,539,206
916,559	Investec PLC (Diversified Financials)	5,232,729
17,920,976	ITV PLC (Media & Entertainment)*	27,412,833
2,037,089	Just Group PLC (Insurance)*	2,370,521
152,894	Kainos Group PLC (Software & Services)	3,143,223
2,355,023	LondonMetric Property PLC REIT (Real Estate)	8,485,345
11,993,028	Man Group PLC (Diversified Financials)	31,329,720
1,213,717	Marks & Spencer Group PLC (Retailing)*	3,591,888

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
56,796	Morgan Advanced Materials PLC (Capital Goods)	$ 244,432
223,204	Morgan Sindall Group PLC (Capital Goods)	6,449,117
309,573	OSB Group PLC (Banks)	2,299,807
441,284	Pagegroup PLC (Commercial & Professional Services)	3,482,033
1,855,584	Paragon Banking Group PLC (Banks)	14,212,303
1,561,400	Pennon Group PLC (Utilities)	22,878,581
73,717	Pets at Home Group PLC (Retailing)	423,336
994,119	Quilter PLC (Diversified Financials)(a)	1,845,999
3,418,505	Reach PLC (Media & Entertainment)	11,999,602
728,093	Redde Northgate PLC (Transportation)	3,794,600
97,873	Redrow PLC (Consumer Durables & Apparel)	824,546
95,615	Renishaw PLC (Technology Hardware & Equipment)	5,904,210
3,266,439	Royal Mail PLC (Transportation)	19,519,142
728,337	Safestore Holdings PLC REIT (Real Estate)	12,400,985
250,189	Savills PLC (Real Estate)	4,559,135
122,665	Serica Energy PLC (Energy)	426,359
775,921	Spectris PLC (Technology Hardware & Equipment)	35,408,155
1,014,233	Spirent Communications PLC (Technology Hardware & Equipment)	3,387,079
584,490	Stagecoach Group PLC (Transportation)*	715,727
477,650	SThree PLC (Commercial & Professional Services)	3,032,921
2,428,029	Tate & Lyle PLC (Food, Beverage & Tobacco)	23,224,718
671,682	Travis Perkins PLC (Capital Goods)	13,628,501
12,578,759	Tritax Big Box REIT PLC REIT (Real Estate)	40,348,179
218,227	Urban Logistics REIT PLC REIT (Real Estate)	515,081
432,423	Vesuvius PLC (Capital Goods)	2,679,868
357,412	Vistry Group PLC (Consumer Durables & Apparel)	4,955,417
358,510	Warehouse REIT PLC REIT (Real Estate)	803,279

		492,301,499

United States – 0.8%
7,613,718	Reliance Worldwide Corp. Ltd. (Capital Goods)	28,117,538

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
48,476	RHI Magnesita NV (Materials)	$ 2,235,939

		30,353,477

TOTAL COMMON STOCKS (Cost $3,387,882,032)		$3,562,512,020

Shares	Description	Rate	Value

Preferred Stocks – 0.2%
Germany – 0.2%
135,479	Jungheinrich AG (Capital Goods)	1.13%	$ 5,793,264
114,644	Schaeffler AG (Automobiles & Components)	3.81	852,204

TOTAL PREFERRED STOCKS
(Cost $7,444,478)			$ 6,645,468

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $3,395,326,510)			$3,569,157,488

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.7%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
27,610,919	0.026%	$ 27,610,919
(Cost $27,610,919)

TOTAL INVESTMENTS – 98.8% (Cost $3,422,937,429)		$3,596,768,407

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.2%		42,699,612

NET ASSETS – 100.0%		$3,639,468,019

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion of security is on loan.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
CVA	— Dutch Certification
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
EURO STOXX 50 Index	292	03/18/22	$13,577,301	$13,707
FTSE 100 Index	64	03/18/22	6,179,776	186,660
Hang Seng Index	5	02/25/22	776,688	(11,591)
MSCI Singapore Index	26	02/25/22	638,920	1,096
SPI 200 Index	25	03/17/22	3,181,255	(146,243)
TOPIX Index	62	03/10/22	10,482,078	(253,802)

Total Futures Contracts				$(210,173)

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

A. Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

B. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Fair Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified, and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

C. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

D. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of January 31, 2022:

EMERGING MARKETS EQUITY INSIGHTS FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$6,412,897	$21,882,502	$—
Asia	148,573,680	1,406,466,918	—
Europe	6,752,232	15,918,052	—
North America	68,055,062	—	—
South America	122,997,332	8,027,092	—
Investment Company	7,881,445	—	—
Securities Lending Reinvestment Vehicle	9,752,600	—	—

Total	$370,425,248	$1,452,294,564	$—

Derivative Type

Assets(b)
Futures Contracts	$253,393	$—	$—

INTERNATIONAL EQUITY INSIGHTS FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$—	$29,220,455	$—
Asia	55,009	660,508,581	—
Europe	32,206,643	1,445,899,497	—
North America	—	62,557,569	—
Oceania	42,572,422	124,190,255	—
South America	—	4,752,860	—

Total	$74,834,074	$2,327,129,217	$—

Derivative Type

Assets(b)
Futures Contracts	$—	$137,711	$—

Derivative Type

Liabilities(c)
Futures Contracts	$—	$(431,631)	$—

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

INTERNATIONAL SMALL CAP INSIGHTS FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$3,612,881	$1,185,692,136	$—
Europe	86,642,447	1,902,427,893	—
North America	—	30,353,477	—
Oceania	2,499,789	357,928,865	—
Securities Lending Reinvestment Vehicle	27,610,919	—	—

Total	$120,366,036	$3,476,402,371	$—

Derivative Type

Assets(b)
Futures Contracts	$201,463	$—	$—

Derivative Type

Liabilities(c)
Futures Contracts	$(411,636)	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

(b)	Amount shown represents unrealized gain at period end.

(c)	Amount shown represents unrealized loss at period end.

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, GSAL is unable to purchase replacement securities, GSAL will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of the cash collateral received from the borrower for the loan, subject to the exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received.

Each of the Funds and GSAL received compensation relating to the lending of the Funds’ securities.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — The Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on the Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.